SEGMENTS (Details 5) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
CopaxoneUS revenues	$ 3.2
Percentage Of CopaxoneRevenues Of Total US	30.00%
Copaxone Outside US Revenues	1.1
Percentage Of Copaxone Revenues Of Total Non US	11.00%
Profitability Of MS	$ 3.3	$ 3.0	$ 2.8